Related Party Transactions (Details) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2013 Subsidiaries [Member]	Dec. 31, 2012 Subsidiaries [Member]	Dec. 31, 2013 SQN AIF IV, GP LLC [Member]
Underwriting fees earned by Securities	$ 196,395					$ 196,395
Payments by the Partnership to Securities	(185,598)					(185,598)
Balance due to Securities			$ 1,000	$ 10,797		$ 10,797